Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
14.	Revenue from Contracts with Customers

License Agreement with NHSc Rx License GmbH (Nestlé)

Summary of Agreement

In July 2021, the Company entered into the 2021 License Agreement with NHSc Pharma Partners, succeeded by NHSc Rx License GmbH (together with Société des Produits Nestlé S.A., their affiliates, and their subsidiaries, “Nestlé”) (the “2021 License Agreement”). Under the terms of the 2021 License Agreement, the Company granted Nestlé a co-exclusive, sublicensable (under certain circumstances) license to develop, commercialize and conduct medical affairs activities for (i) therapeutic products based on the Company’s microbiome technology (including VOWST, previously the Company's SER-109 product candidate) that are developed by the Company or on the Company’s behalf for the treatment of CDI and recurrent CDI, as well as any other indications pursued for the products upon mutual agreement of the parties (the “2021 Field”) in the United States and Canada (the “2021 Licensed Territory”), and (ii) VOWST and any improvements and modifications thereto developed pursuant to the terms of the 2021 License Agreement (the “2021 Collaboration Products”) for any indications in the 2021 Licensed Territory. The Company is responsible for completing development of the first 2021 Collaboration Product, which is VOWST, in the 2021 Field in the United States until first regulatory approval, which was obtained on April 26, 2023.

Nestlé has the sole right to commercialize the 2021 Collaboration Products in the 2021 Licensed Territory in accordance with a commercialization plan. Both parties will perform medical affairs activities in the 2021 Licensed Territory in accordance with a medical affairs plan. The Company is responsible for the manufacturing and supply for commercialization under a supply agreement that has been executed between the parties. Both parties performed pre-launch activities of VOWST prior to the first commercial sale in the United States, which occurred in June 2023. The Company was responsible for funding the pre-launch activities until first commercial sale of VOWST in the 2021 Licensed Territory and in accordance with a pre-launch plan, up to a specified cap. The Company is entitled to share equally in the commercial profits and losses of VOWST.

In connection with the 2021 License Agreement, the Company received an upfront payment of $175,000, and the Company received an additional $125,000 milestone payment in May 2023 after FDA approval of VOWST. The Company is eligible to receive additional payments of up to $235,000 if certain regulatory and sales milestones are achieved. The potential future milestone payments include up to $10,000 for the achievement of specified regulatory milestones and up to $225,000 for the achievement of specified net sales milestones.

The 2021 License Agreement continues in effect until all development and commercialization activities for all 2021 Collaboration Products in the 2021 Licensed Territory have permanently ceased. The 2021 License Agreement may be terminated by either party upon sixty days’ written notice for the other party’s material breach that remains uncured during such sixty-day period, or immediately upon written notice for the other party’s insolvency. Nestlé may also terminate the 2021 License Agreement at-will with twelve months’ prior written notice, effective only on or after the third anniversary of first commercial sale of VOWST in the 2021 Licensed Territory. The Company may also terminate the 2021 License Agreement immediately upon written notice if Nestlé challenges any licensed patent in the 2021 Licensed Territory. Upon termination of the 2021 License Agreement, all licenses granted to Nestlé by the Company will terminate. If the Company commits a material breach of the 2021 License Agreement, Nestlé may elect not to terminate the 2021 License Agreement but instead apply specified adjustments to the payment terms and other terms and conditions of the 2021 License Agreement.

Accounting Analysis

The 2021 License Agreement represents a separate contract between Nestlé and the Company. The 2021 License Agreement is within the scope of Accounting Standard Update 2018-18, Collaborative Arrangements (Topic 808) (see Note 15, Collaboration Profit and Loss), and has elements that are within the scope of ASC 606 - Revenue From Contracts with Customers (Topic 606) and Topic 808.

The Company identified the following promises in the 2021 License Agreement that were evaluated under the scope of Topic 606: (i) delivery of a co-exclusive license for VOWST to develop, commercialize and conduct medical affairs in the United States and Canada; (ii) services to be performed in accordance with the development and regulatory activity plan to obtain regulatory approval of VOWST in the United States. The Company also evaluated whether certain options outlined within the 2021 License Agreement represented material rights that would give rise to a performance obligation and concluded that none of the options convey a material right to Nestlé and therefore are not considered separate performance obligations within the 2021 License Agreement.

The Company assessed the above promises and determined that the co-exclusive license for VOWST and the services to obtain regulatory approval of VOWST in the United States are reflective of a vendor-customer relationship and therefore represent performance obligations within the scope of Topic 606. The co-exclusive license for VOWST in the United States and Canada is considered functional intellectual property and distinct from other promises under the contract as Nestlé can benefit from the license on its own or together with other readily available resources. The services performed by the Company to obtain regulatory approval of VOWST were not complex or specialized, could be performed by another qualified third party, were not expected to significantly modify or customize the license given that VOWST was late-stage intellectual property that completed clinical development and the services were performed over a short period of time. Therefore, the license and the services each represents a separate performance obligation within a contract with a customer under the scope of Topic 606 at contract inception.

The up-front payment of $175,000 compensated the Company for: (i) the co-exclusive license for VOWST to develop, commercialize and conduct medical affairs in the United States and Canada, (ii) services performed in accordance with the development and regulatory activity plan to obtain regulatory approval of VOWST in the United States and (iii) pre-launch activities performed by Nestlé and the Company until the first commercial sale of VOWST in the United States. The commercialization activities, which include the commercial manufacturing, participation on joint steering committees and medical affairs work, that occur after regulatory approval of VOWST in the United States, are part of the 50/50 sharing of commercial profits. Therefore, the up-front payment of $175,000 does not compensate the Company for these activities.

The Company allocated the $175,000 between the Topic 606 unit of account and the Topic 808 unit of account by determining the standalone selling price (SSP) of each good or service. The selling price of each good or service was determined based on the Company’s SSP with the objective of determining the price at which it would sell such an item if it were to be sold regularly on a standalone basis. The Company determined the transaction price under Topic 606 to be $139,500 and the Topic 808 amount to be $35,500 at the inception of the 2021 License Agreement (see Note 15, Collaboration Profit and Loss).

The Topic 606 transaction price of $139,500 was allocated to the co-exclusive license for VOWST and the services performed in accordance with the development and regulatory activity plan to obtain regulatory approval of VOWST in the United States based on the Company’s SSP. The Company recognized revenue for the license performance obligation at a point in time, that is upon transfer of the license to Nestlé. As control of the license was transferred in July 2021, the Company recognized $131,343 of collaboration revenue - related party during the year ended December 31, 2021 pertaining to the license performance obligation. The remaining amount of the Topic 606 transaction price of $8,157 was allocated to the services performance obligation and was recognized over time as the Company performed the services, which it completed in April 2023. During the years ended December 31, 2023 and 2022, the Company recognized $1,975 and $4,114 of collaboration revenue - related party, respectively, related to the services performance obligation under the 2021 License Agreement.

The Company determined that any variable consideration related to the remaining regulatory milestones is deemed to be fully constrained and therefore excluded from the transaction price due to the high degree of uncertainty and risk associated with these potential payments, as the Company determined that it could not assert that it was probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company also determined that sales milestones relate solely to the license of intellectual property and are therefore excluded from the transaction price under the sales- or usage-based royalty exception of Topic 606. Revenue related to these sales milestones will only be recognized when the associated sales occur, and relevant thresholds are met.

The Company recognized the $125,000 regulatory milestone payment received in May 2023, which was fully allocated to the license performance obligation, as revenue in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2023.

Collaboration and License Agreement with Société des Produits Nestlé S.A. (Nestlé)

Summary of Agreement

In January 2016, the Company entered into a collaboration and license agreement with Nestec Ltd., succeeded by Société des Produits Nestlé S.A. (together with NHSc Rx License GmbH, their affiliates and their subsidiaries, “Nestlé”) (the “2016 License Agreement”) for the development and commercialization of certain product candidates for the treatment and management of CDI and inflammatory bowel disease (“IBD”), including UC and Crohn’s disease. The 2016 License Agreement supports the development of the Company’s portfolio of products for CDI and IBD in markets outside of the United States and Canada (the “2016 Licensed Territory”).

Under the 2016 License Agreement, the Company granted to Nestlé an exclusive, royalty-bearing license to develop and commercialize, in the 2016 Licensed Territory, certain products based on its microbiome technology that are being developed or commercialized, as applicable, for the treatment of CDI and IBD, including VOWST, SER-262, SER-287 and SER-301 (collectively, the “2016 Collaboration Products”). The 2016 License Agreement sets forth the Company’s and Nestlé’s respective obligations for development, commercialization, regulatory and manufacturing and supply activities for the 2016 Collaboration Products with respect to the licensed fields and the 2016 Licensed Territory.

Under the 2016 License Agreement, Nestlé agreed to pay the Company an upfront cash payment of $120,000, which the Company received in February 2016. The Company is eligible to receive up to $285,000 in development milestone payments, $375,000 in regulatory payments and up to an aggregate of $1,125,000 for the achievement of certain commercial milestones related to the sales of the 2016 Collaboration Products. Nestlé also agreed to pay the Company tiered royalties, at percentages ranging from the high single digits to high teens, of net sales of 2016 Collaboration Products in the 2016 Licensed Territory.

Under the 2016 License Agreement, the Company is entitled to receive a $20,000 milestone payment from Nestlé following initiation of a SER-287 Phase 2 study and a $20,000 milestone payment from Nestlé following the initiation of a SER-287 Phase 3 study. In November 2018, the Company entered into a letter agreement with Nestlé which modified the 2016 License Agreement to address the current clinical plans for SER-287. Pursuant to the letter agreement, the Company and Nestlé agreed that following initiation of the SER-287 Phase 2b study, the Company would be entitled to receive $40,000 in milestone payments from Nestlé, which represent the milestone payments due to the Company for the initiation of a SER-287 Phase 2 study and a Phase 3 study. The SER-287 Phase 2b study was initiated and the $40,000 of milestone payments were received in December 2018.

The 2016 License Agreement continues in effect until terminated by either party on the following bases: (i) Nestlé may terminate the 2016 License Agreement in the event of serious safety issues related to any of the 2016 Collaboration Products; (ii) the Company may terminate the 2016 License Agreement if Nestlé challenges the validity or enforceability of any of the Company’s licensed patents; and (iii) either party may terminate the 2016 License Agreement in the event of the other party’s uncured material breach or insolvency. Upon termination of the 2016 License Agreement, all licenses granted to Nestlé by the Company will terminate, and all rights in and to the 2016 Collaboration Products in the 2016 Licensed Territory will revert to the Company. If the Company commits a material breach of the 2016 License Agreement, Nestlé may elect not to terminate the 2016 License Agreement but instead apply specified adjustments to its payment obligations and other terms and conditions of the 2016 License Agreement.

Accounting Analysis

The Company assessed the 2016 License Agreement in accordance with Topic 606 and concluded that Nestlé is a customer. The Company identified the following promises under the contract: (i) a license to develop and commercialize the 2016 Collaboration Products in the 2016 Licensed Territory, (ii) obligation to perform research and development services, (iii) participation on a joint steering committee, and (iv) manufacturing services to provide clinical supply to complete future clinical trials. In addition, the Company identified a contingent obligation to perform manufacturing services to provide commercial supply if commercialization occurs, which is contingent upon regulatory approval. This contingent obligation is not a performance obligation at inception and has been excluded from the initial allocation as it represents a separate buying decision at market rates, rather than a material right in the contract. The Company assessed the promised goods and services to determine if they are distinct. Based on this assessment, the Company determined that Nestlé cannot benefit from the promised goods and services separately from the others as they are highly interrelated and therefore not distinct. Accordingly, the promised goods and services represent one combined performance obligation and the entire transaction price will be allocated to that single combined performance obligation.

At contract inception, the Company determined that the $120,000 non-refundable upfront amount constituted the entirety of the consideration to be included in the transaction price as the development, regulatory, and commercial milestones were fully constrained. During the year ended December 31, 2016, the Company received $10,000 from Nestlé in connection with the initiation of the Phase 1b study for SER-262 in CDI. During the year ended December 31, 2017, the Company received $20,000 from Nestlé in connection with the initiation of the Phase 3 study for VOWST, then SER-109. During the year ended December 31, 2018, the Company received $40,000 from Nestlé in connection with the initiation of the Phase 2b study for SER-287. During the year ended December 31, 2020, the Company received $10,000 from Nestlé in connection with the initiation of the Phase 1b SER-301 study. As of December 31, 2023, the aggregate amount of the transaction price allocated to the performance obligation of the 2016 License Agreement was approximately $200,000.

During the years ended December 31, 2023 and 2022, using the cost-to-cost method, which best depicts the transfer of control to the customer, the Company recognized ($650) and $3,014 of collaboration revenue – related party, respectively, relating to the 2016 License Agreement.

As of December 31, 2023 and 2022, there was $95,364, and $96,689 of deferred revenue related to the unsatisfied portion of the performance obligation under the Nestlé agreements. As of December 31, 2023, deferred revenue is classified as current or non-current in the consolidated balance sheets based on the Company’s estimate of revenue that will be recognized within the next twelve months, which is determined by the cost-to-cost method which measures the extent of progress towards completion based on the ratio of actual costs incurred to the total estimated costs expected upon satisfying the performance obligation. All costs associated with the 2016 License Agreement are recorded in research and development expense in the consolidated statements of operations and comprehensive loss.

Contract Balances from Contracts with Customers

The following tables present changes in the Company’s contract liabilities during the year ended December 31, 2023 and 2022:

	Balance as of December 31, 2022	Additions	Deductions	Balance as of December 31, 2023
Year ended December 31, 2023
Contract liabilities:
Deferred revenue - related party	$96,689	1,644	(2,969)	$95,364

	Balance as of December 31, 2021	Additions	Deductions	Balance as of December 31, 2022
Year ended December 31, 2022
Contract liabilities:
Deferred revenue - related party	$103,817	—	(7,128)	$96,689

During the year ended December 31, 2023, the Company recognized the following revenues as a result of changes in the contract liability balances in the respective periods (in thousands):

	Year Ended December 31,
	2023	2022
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	$1,325	$7,128

When consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a contract, a contract liability is recorded. Revenue is recognized from the contract liability over time using the cost-to-cost method.